Condensed Consolidated Statements of Other Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statement of Income and Comprehensive Income [Abstract]
Net loss	$ (10,678)	$ (17,506)	$ (19,609)	$ (20,280)
Other Comprehensive Income (Loss), Net of Tax:
Unrealized losses arising during the period	(1)	(1)	(9)	(25)
Less reclassification adjustment for losses included in net loss	0	0	0	0
Comprehensive loss	(1)	(1)	(9)	(25)
Comprehensive loss attributable to noncontrolling interests in consolidated subsidiaries	0	0	0	0
COMPREHENSIVE LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (10,679)	$ (17,507)	$ (19,618)	$ (20,305)